Annual Total Returns- Vanguard Consumer Staples Index Fund (ETF) [BarChart] - ETF - Vanguard Consumer Staples Index Fund - ETF Shares	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	14.44%	13.64%	11.07%	27.99%	15.79%	6.00%	6.31%	11.81%	(7.72%)	26.06%